Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI EAFE ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI EAFE ETF(a)	39,693,702	$3,194,946,074

Total Investment Companies — 99.9%
(Cost: $2,729,387,196)		3,194,946,074

Total Investments in Securities — 99.9%
(Cost: $2,729,387,196)		3,194,946,074
Other Assets, Less Liabilities — 0.1%		3,445,567
Net Assets—100.0%		$3,198,391,641

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$—	$—	$—	$—	$—	—	$38	$—
iShares MSCI EAFE ETF	2,837,556,835	361,798,175	(44,047,482)	4,093,549	35,544,997	3,194,946,074	39,693,702	(487)	—
				$4,093,549	$35,544,997	$3,194,946,074		$(449)	$—

(a)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	669,000	USD	499,601	BNP	11/03/21	$3,657
AUD	6,285,000	USD	4,540,577	MS	11/03/21	187,338
AUD	292,449,000	USD	219,643,373	UBS	11/03/21	352,481
CHF	19,152,000	USD	20,570,118	MS	11/03/21	347,851
ILS	109,000	USD	33,955	HSBC	11/03/21	491
ILS	89,000	USD	27,758	MS	11/03/21	368
ILS	41,000	USD	12,709	TDB	11/03/21	248
NOK	177,263,000	USD	20,954,807	CITI	11/03/21	28,206
NZD	10,000	USD	6,897	CITI	11/03/21	268
NZD	24,000	USD	17,161	MS	11/03/21	37
NZD	10,636,000	USD	7,611,491	SSB	11/03/21	10,174
SEK	991,333,000	USD	115,425,627	SSB	11/03/21	7,613
USD	851,240	DKK	5,462,000	BNP	11/03/21	2,428
USD	544,664	DKK	3,494,000	HSBC	11/03/21	1,686
USD	534,959	DKK	3,429,000	MS	11/03/21	2,082
USD	83,018,825	DKK	532,381,000	SSB	11/03/21	285,165
USD	3,905,536	EUR	3,366,000	BNY	11/03/21	14,365
USD	1,014,207,801	EUR	874,627,000	MS	11/03/21	3,119,488

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF

October 31, 2021

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,967,865	EUR	3,419,000	SOC	11/03/21	$15,425
USD	10,851,507	EUR	9,358,000	SSB	11/03/21	33,450
USD	3,425,461	EUR	2,959,000	UBS	11/03/21	4,791
USD	516,140	GBP	375,000	HSBC	11/03/21	2,932
USD	1,290,704	GBP	939,000	MS	11/03/21	5,634
USD	513,429	GBP	373,000	SSB	11/03/21	2,959
USD	746,523	GBP	554,000	UBS	11/03/21	(11,655)
USD	1,016,529	HKD	7,907,000	CITI	11/03/21	268
USD	241,492	HKD	1,878,000	MS	11/03/21	119
USD	99,282	HKD	772,000	SSB	11/03/21	59
USD	19,548	ILS	63,000	TDB	11/03/21	(361)
USD	350,112	NOK	3,057,000	BNP	11/03/21	(11,752)
USD	24,761	NOK	207,000	CITI	11/03/21	257
USD	85,538	NOK	719,000	SSB	11/03/21	429
USD	8,600	NZD	12,000	BSCH	11/03/21	1
USD	114,370,382	SEK	1,000,372,000	BNP	11/03/21.	(2,115,381)
USD	166,169	SGD	224,000	SSB	11/03/21	59
JPY	1,131,422,000	USD	10,152,892	BNY	11/04/21	(225,825)
JPY	232,710,000	USD	2,036,327	BSCH	11/04/21	5,465
JPY	83,694,539,000	USD	734,001,657	SSB	11/04/21	332,034
USD	803,880	JPY	91,327,000	BNP	11/04/21	2,579
USD	5,741,966	JPY	638,710,000	BNY	11/04/21	137,941
USD	807,587	JPY	91,824,000	MS	11/04/21	1,925
USD	1,201,718	JPY	133,854,000	RBS	11/04/21	27,287
USD	56,421,196	JPY	6,293,991,000	SSB	11/04/21	1,197,884
USD	8,921,720	JPY	1,008,185,000	UBS	11/04/21	75,931
ILS	25,000	USD	7,899	SSB	12/03/21	2
JPY	1,129,582,000	USD	9,908,840	UBS	12/03/21	4,158
NZD	52,000	USD	37,201	JPM	12/03/21	47
NZD	20,000	USD	14,320	SSB	12/03/21	6
USD	1,391,503	AUD	1,845,000	BNP	12/03/21	3,434
USD	378,627	AUD	503,000	HSBC	12/03/21	200
USD	316,719,952	CHF	289,180,000	MS	12/03/21	625,205
USD	81,002,013	DKK	520,395,000	MS	12/03/21	80,156
USD	1,320,387	DKK	8,491,000	SOC	12/03/21	29
USD	4,609,666	DKK	29,583,000	SSB	12/03/21	9,484
USD	143,714	DKK	924,000	UBS	12/03/21	31
USD	1,047,426,748	EUR	904,572,000	SSB	12/03/21	1,095,498
USD	1,755,100	EUR	1,517,000	TDB	12/03/21	364
USD	6,491,732	EUR	5,554,000	UBS	12/03/21	67,341
USD	2,795,913	GBP	2,041,000	JPM	12/03/21	2,622
USD	2,832,493	GBP	2,054,000	MS	12/03/21	21,410
USD	459,275,201	GBP	335,053,000	SSB	12/03/21	725,187
USD	1,753,682	HKD	13,641,000	JPM	12/03/21	297
USD	87,335,374	HKD	679,326,000	SSB	12/03/21	16,251
USD	12,714,211	ILS	40,132,000	SSB	12/03/21	29,904
USD	21,186	ILS	67,000	UBS	12/03/21	9
USD	4,464,529	JPY	506,966,000	BNP	12/03/21	15,491
USD	1,204,885	JPY	137,238,000	UBS	12/03/21	511

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF

October 31, 2021

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	35,387	NOK	299,000	CITI	12/03/21	$1
USD	134,157	NOK	1,118,000	SSB	12/03/21	1,844
USD	46,763	NZD	65,000	BSCH	12/03/21	203
USD	12,897	NZD	18,000	UBS	12/03/21	4
USD	742,492	SEK	6,323,000	MS	12/03/21	6,040
USD	200,527	SEK	1,721,000	SSB	12/03/21	79
USD	102,324	SGD	138,000	SSB	12/03/21	2
USD	203,770	SGD	274,000	TDB	12/03/21	609
						6,552,820
CHF	274,159,000	USD	300,047,060	MS	11/03/21	(608,377)
DKK	33,228,000	USD	5,182,380	BNP	11/03/21	(18,646)
DKK	521,896,000	USD	81,189,752	MS	11/03/21	(85,493)
EUR	2,508,000	USD	2,922,658	MS	11/03/21	(23,354)
EUR	883,051,000	USD	1,021,910,770	SSB	11/03/21	(1,084,125)
EUR	22,127,000	USD	25,668,824	UBS	11/03/21	(89,518)
GBP	745,000	USD	1,025,163	MS	11/03/21	(5,592)
GBP	1,900,000	USD	2,561,996	SSB	11/03/21	38,253
GBP	330,161,000	USD	452,565,219	SSB	11/03/21	(722,631)
GBP	936,000	USD	1,294,127	UBS	11/03/21	(13,162)
HKD	50,946,000	USD	6,545,132	CITI	11/03/21	2,791
HKD	1,919,000	USD	246,895	HSBC	11/03/21	(252)
HKD	676,664,000	USD	86,985,888	SSB	11/03/21	(16,471)
ILS	37,792,000	USD	11,971,439	SSB	11/03/21	(28,364)
NOK	513,000	USD	61,745	SSB	11/03/21	(1,020)
NOK	412,000	USD	49,303	TNTC	11/03/21	(534)
NZD	30,000	USD	21,618	MS	11/03/21	(120)
SEK	41,442,000	USD	4,738,131	BOA	11/03/21.	87,477
SEK	5,168,000	USD	602,355	CITI	11/03/21	(580)
SGD	43,290,000	USD	32,102,758	SSB	11/03/21.	(565)
USD	503,956	AUD	672,000	CITI	11/03/21	(1,559)
USD	209,858,847	AUD	290,487,000	JPM	11/03/21	(8,661,085)
USD	3,035,765	AUD	4,130,000	SSB	11/03/21	(71,043)
USD	3,011,219	AUD	4,114,000	UBS	11/03/21	(83,553)
USD	314,708,471	CHF	293,311,000	MS	11/03/21	(5,648,182)
USD	266,555	DKK	1,717,000	MS	11/03/21	(272)
USD	1,344,862	DKK	8,641,000	UBS	11/03/21	2,024
USD	2,257,457	EUR	1,953,000	BSCH	11/03/21	(254)
USD	12,757,019	EUR	11,023,000	HSBC	11/03/21	14,186
USD	1,131,639	EUR	981,000	SSB	11/03/21	(2,419)
USD	10,505,192	GBP	7,793,000	BNY	11/03/21	(159,936)
USD	995,470	GBP	731,000	BSCH	11/03/21	(4,942)
USD	1,722,207	GBP	1,264,000	MS	11/03/21	(7,643)
USD	433,871,467	GBP	321,713,000	SSB	11/03/21	(6,409,591)
USD	145,654	HKD	1,134,000	BSCH	11/03/21	(96)
USD	533,251	HKD	4,151,000	MS	11/03/21	(263)
USD	96,504	HKD	751,000	SSB	11/03/21	(20)
USD	2,716,742	HKD	21,149,000	TDB	11/03/21	(1,470)
USD	88,873,401	HKD	691,787,000	UBS	11/03/21	(39,726)
USD	248,633	ILS	802,000	BNP	11/03/21	(4,816)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF

October 31, 2021

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,184,565	ILS	36,077,000	JPM	11/03/21	$(216,533)
USD	111,728	ILS	360,000	SSB	11/03/21	(2,039)
USD	191,917	ILS	619,000	TNTC	11/03/21	(3,700)
USD	34,158	ILS	110,000	UBS	11/03/21	(604)
USD	82,132	NOK	701,000	CITI	11/03/21	(847)
USD	19,633,053	NOK	171,353,000	SSB	11/03/21	(650,380)
USD	246,835	NOK	2,151,000	UBS	11/03/21	(7,784)
USD	78,015	NZD	112,000	BOA	11/03/21	(2,243)
USD	79,602	NZD	114,000	HSBC	11/03/21	(2,090)
USD	7,157,945	NZD	10,378,000	JPM	11/03/21	(278,839)
USD	45,974	NZD	66,000	SSB	11/03/21	(1,321)
USD	12,445	NZD	18,000	TDB	11/03/21	(454)
USD	2,106,975	SEK	18,346,000	CITI	11/03/21	(29,278)
USD	1,193,376	SEK	10,410,000	RBS	11/03/21	(18,790)
USD	1,007,940	SEK	8,815,000	SSB	11/03/21	(18,500)
USD	234,938	SGD	319,000	CITI	11/03/21	(1,620)
USD	377,154	SGD	510,000	MS	11/03/21.	(1,042)
USD	184,646	SGD	251,000	RBS	11/03/21	(1,486)
USD	30,853,821	SGD	41,889,000	SSB	11/03/21	(209,444)
USD	71,389	SGD	97,000	UBS	11/03/21	(543)
JPY	183,357,000	USD	1,616,431	UBS	11/04/21	(7,662)
USD	687,242,576	JPY	76,663,490,000	BOA	11/04/21	14,599,124
USD	2,808,072	JPY	320,647,000	UBS	11/04/21	(5,277)
JPY	148,234,000	USD	1,301,537	JPM	12/03/21	(663)
NOK	2,596,000	USD	307,334	JPM	12/03/21	(102)
USD	7,044,585	AUD	9,378,000	JPM	12/03/21	(10,870)
USD	1,251,645	AUD	1,664,000	MS	12/03/21	(250)
USD	218,646,714	AUD	291,071,000	UBS	12/03/21	(337,947)
USD	7,709,306	EUR	6,665,000	MS	12/03/21	(194)
USD	147,430	HKD	1,147,000	SSB	12/03/21	(3)
USD	77,713	ILS	246,000	SSB	12/03/21	(39)
USD	734,146,523	JPY	83,694,539,000	SSB	12/03/21	(340,947)
USD	20,950,225	NOK	177,263,000	CITI	12/03/21	(28,482)
USD	568,120	NOK	4,807,000	MS	12/03/21	(778)
USD	7,604,471	NZD	10,631,000	SSB	12/03/21	(10,470)
USD	468,973	SEK	4,028,000	JPM	12/03/21	(176)
USD	119,927,243	SEK	1,029,754,000	SSB	12/03/21	(10,137)
USD	33,081,748	SGD	44,617,000	SSB	12/03/21	(150)
						(11,253,503)
	Net unrealized depreciation					$(4,700,683)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF

October 31, 2021

Fair Value Measurements (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$3,194,946,074	$—	$—	$3,194,946,074
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$23,661,649	$—	$23,661,649
Liabilities
Forward Foreign Currency Exchange Contracts	—	(28,362,332)	—	(28,362,332)
	$—	$(4,700,683)	$—	$(4,700,683)

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Counterparty Abbreviations

BNP	BNP Paribas SA
BNY	Bank of New York
BOA	Bank of America N.A.
BSCH	Banco Santander Central Hispano
CITI	Citibank N.A.
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank N.A.
MS	Morgan Stanley & Co. International PLC
RBS	Royal Bank of Scotland PLC
SSB	State Street Bank and Trust Co.
TDB	Toronto Dominion Bank

TNTC	The Northern Trust Company
UBS	UBS AG

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen

NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar